Cash, cash equivalents and financial assets - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [Line Items]
Cash, cash equivalents and financial assets	€ 190,571	€ 255,869	€ 202,711
Cash, cash equivalents, and financial assets denominated in US dollars
Disclosure of financial assets [Line Items]
Cash, cash equivalents and financial assets	€ 64,654	€ 97,688	€ 74,442